Shareholder Report, Average Annual Return (Details)	11 Months Ended
May 31, 2025
C000249041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%